Summary of Significant Accounting Policies (Details) - Schedule of revenue from continuing operations - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Revenues from continuing operations:
Sales of battery packs and e-bicycles	$ 22,520,903	$ 14,313,446	$ 171,464
Battery cell trading			1,186,185
Others	901,103	929,836	13,552
Net revenues	$ 23,422,006	$ 15,243,282	$ 1,371,201